Vanguard Extended Duration Treasury Index Fund | Institutional
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - Institutional Shares	Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.50%	0.50%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - Institutional Shares	Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Management Expenses	0.07%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.11%	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Duration Treasury Index Fund - Institutional Shares	61	85	112	190
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares	58	76	95	152